Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Sale and Leaseback Arrangement

The table below gives a summary of the sale and leaseback arrangement, as of June 30, 2015:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Last repurchase option (in $ millions)	Month of last repurchase option
Golar Glacier	October 2014	204.0	173.8	October 2019	142.7	October 2024
Golar Kelvin	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Snow	January 2015	204.0	173.8	January 2020	142.7	January 2025
Golar Ice	February 2015	204.0	173.8	February 2020	142.7	February 2025

Summary of Bareboat Charters
A summary of our payment obligations under the bareboat charters are shown below.

(in $ thousands)	2015	2016	2017	2018	2019
Golar Glacier	4,263	17,147	17,100	17,100	17,100
Golar Kelvin	18,506	17,147	17,100	17,100	17,100
Golar Snow	18,363	17,147	17,100	17,100	17,100
Golar Ice	17,053	17,147	17,100	17,100	17,100